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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/13
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cain Brothers Asset Management, LLC
                 -----------------------------------
   Address:      360 Madison Ave., 5th Floor
                 -----------------------------------
                 New York, NY 10017
                 -----------------------------------

Form 13F File Number: 28-14424
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charity A. Davidenko
         -------------------------------
Title:   CCO
         -------------------------------
Phone:   212-981-6937
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Charity A. Davidenko        New York, NY          4/23/13
   ------------------------------   ----------------   ----------------
            [Signature]                 [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          13
                                        --------------------

Form 13F Information Table Value Total:         97830
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE
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

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR MSCI EAFE INDEX     Equity           464287465     2951    50000 SH  CALL Sole                    50000
ISHARES TR MSCI EAFE INDEX     Equity           464287465     2981    50500 SH  CALL Sole                    50500
ISHARES TR MSCI EAFE INDEX     Equity           464287465     5754    97500 SH  CALL Sole                    97500
ISHARES TR MSCI EAFE INDEX     Equity           464287465     5902   100000 SH  CALL Sole                   100000
ISHARES TR MSCI EAFE INDEX     Equity           464287465     5991   101500 SH  CALL Sole                   101500
ISHARES TR MSCI EMERG MKT      Equity           464287234     1303    30500 SH  CALL Sole                    30500
ISHARES TR MSCI EMERG MKT      Equity           464287234     1281    30000 SH  CALL Sole                    30000
ISHARES TR MSCI EMERG MKT      Equity           464287234     1345    31500 SH  CALL Sole                    31500
ISHARES TR MSCI EMERG MKT      Equity           464287234       43     1000 SH  CALL Sole                     1000
ISHARES TR MSCI EMERG MKT      Equity           464287234     1303    30500 SH  CALL Sole                    30500
POWERSHARES QQQ TRUST UNIT SER Equity           73935A104    31039   450000 SH  CALL Sole                   405000             45000
POWERSHARES QQQ TRUST UNIT SER Equity           73935A104     6898   100000 SH  CALL Sole                    85000             15000
POWERSHARES QQQ TRUST UNIT SER Equity           73935A104    31039   450000 SH  CALL Sole                   411200             38800

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